Commitments and Contingencies - Additional Information (Detail) € in Millions, $ in Millions			3 Months Ended				6 Months Ended
	Jul. 19, 2016 USD ($)	Jul. 19, 2016 EUR (€)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 EUR (€)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)	Jun. 30, 2016 USD ($) site	Jun. 30, 2016 EUR (€) site	Jun. 30, 2016 EUR (€)	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Number of non owned sites							65	65
Number of national priority list							15	15
Number of sites not named as a potentially responsible party (PRP) the company's liability has been resolved or has been deemed de minimis							59	59
Incurred and claims to be resolved over extended period of time							30 years	30 years
Environmental reserves | $			$ 38				$ 38			$ 37
Exceptional non-tax deductible charge			49	€ 45	$ 502	€ 450	551	€ 495
Guarantees at carrying value | $			329				329			$ 316
Fiat Chrysler Automobiles N.V.
Loss Contingencies [Line Items]
Other contingencies			1,300				1,300		€ 1,200
Bonds guaranteed by FCA			1,100				$ 1,100		€ 1,000
Iveco S.p.A [Member]
Loss Contingencies [Line Items]
Exceptional non-tax deductible charge			$ 49	€ 45
Litigation settlement payment term							The fine should be paid by Iveco within three months after notification from the Commission.	The fine should be paid by Iveco within three months after notification from the Commission.
Subsequent Event [Member] | Iveco S.p.A [Member]
Loss Contingencies [Line Items]
Exceptional non-tax deductible charge	$ 550	€ 495